Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares, issued and outstanding	Additional paid-in capital	Retained profits (Accumulated deficit)	Accumulated other comprehensive income (loss)	Total Highway Holdings Limited’s Shareholders’ equity	Non- controlling interests	Total
Beginning Balance at Mar. 31, 2021	$ 40	$ 11,709	$ (2,041)	$ 48	$ 9,756	$ 17	$ 9,773
Beginning Balance (in Shares) at Mar. 31, 2021	4,027
Exercise of share options		20			20		$ 20
Exercise of share options (in Shares)	10						10,000
Share-based compensation		87			87		$ 87
Share-based compensation (in Shares)
Net loss			443		443	24	467
Cash dividends			(686)		(686)		(686)
Translation adjustments				(351)	(351)	(41)	(392)
Ending Balance at Mar. 31, 2022	$ 40	11,816	(2,284)	(303)	9,269		9,269
Ending Balance (in Shares) at Mar. 31, 2022	4,037
Exercise of share options	$ 1	98			99		$ 99
Exercise of share options (in Shares)	50						50,000
Disposal of a subsidiary						0	$ 0
Share-based compensation		89			89		89
Share-based compensation (in Shares)
Net loss			(294)		(294)	1	(293)
Cash dividends			(818)		(818)		(818)
Translation adjustments				(141)	(141)	11	(130)
Ending Balance at Mar. 31, 2023	$ 41	12,003	(3,396)	(444)	8,204	12	8,216
Ending Balance (in Shares) at Mar. 31, 2023	4,087
Exercise of share options	$ 0	59			59		$ 59
Exercise of share options (in Shares)	30						30,000
Share-based compensation	$ 3	55			58		$ 58
Share-based compensation (in Shares)	300
Net loss			(959)		(959)	(19)	(978)
Cash dividends			(660)		(660)		(660)
Translation adjustments				(57)	(57)		(57)
Ending Balance at Mar. 31, 2024	$ 44	$ 12,117	$ (5,015)	$ (501)	$ 6,645	$ (7)	$ 6,638
Ending Balance (in Shares) at Mar. 31, 2024	4,417